Risk management - Leverage ratio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk management
Loans and borrowings (Note 20)	$ 119,965,031	$ 105,815,527
Cash and cash equivalents (Note 6)	(14,054,475)	(12,336,115)	$ (15,401,058)	$ (14,549,906)
Other financial assets (Note 9)	(5,240,450)	(2,232,775)
Net financial debt	100,670,106	91,246,637
Equity (Note 24)	$ 105,913,439	$ 100,252,480	$ 113,903,089	$ 90,583,772
Leverage (1)	48.73%	47.65%